SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Depreciable Lives
Property, plant, and equipment are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The useful lives are as follows:

Category	Useful Life (in years)
Leasehold improvements (1)	Various
Buildings	35	—	60
Building improvements	5	—	25
Office equipment	3	—	10
Software	3	—	10
Machinery and equipment	4	—	15
(1)Leasehold improvements are amortized over the shorter of the economic life of the asset or the remaining lease term.
Property, plant and equipment, net consisted of the following as of the dates presented (in millions):

	December 31,
	2020	2019
Land	$12.9	$16.0
Leasehold improvements	67.9	62.9
Buildings	55.8	71.9
Office equipment	33.3	27.2
Software	74.3	71.2
Machinery and equipment	230.7	236.4
Construction-in-progress	39.3	35.0
Property, plant and equipment	514.2	520.6
Accumulated depreciation	(277.1)	(281.6)
Property, plant, and equipment, net	$237.1	$239.0

Fair Value Valuation Techniques	The three levels of the fair value hierarchy, with Level 1 having the highest priority and Level 3 having the lowest, are summarized as follows:

Level 1	Inputs are unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2	Inputs are quoted prices for similar assets or liabilities in an active market, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable and market-corroborated inputs which are derived principally from or corroborated by observable market data.

Level 3	Inputs are derived from valuation techniques in which one or more significant inputs or value drivers are unobservable.